Bank Loan Core Fund
Portfolio of Investments
September 30, 2021 (unaudited)
Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—80.3%
		Aerospace/Defense—0.8%
$ 6,965,000		Peraton Corp., Term Loan - 1st Lien, Series B, 4.500% (1-month USLIBOR +3.750%), 2/1/2028	$6,981,333
2,586,040		TransDigm, Inc., Term Loan - 1st Lien, Series E, 2.334% (1-month USLIBOR +2.250%), 5/30/2025	2,557,360
3,675,152		TransDigm, Inc., Term Loan - 1st Lien, Series F, 2.334% (1-month USLIBOR +2.250%), 12/9/2025	3,634,762
		TOTAL	13,173,455
		Airlines—0.3%
5,000,000		AAdvantage Loyalty IP Ltd., Term Loan - 1st Lien, 5.500% (3-month USLIBOR +4.750%), 4/20/2028	5,176,025
		Automotive—1.8%
1,995,000		Adient US LLC, Term Loan - 1st Lien, Series B, 3.584% (1-month USLIBOR +3.500%), 4/8/2028	1,997,703
7,325,349		Clarios Global LP, Term Loan - 1st Lien, Series B, 3.334% (1-month USLIBOR +3.250%), 4/30/2026	7,302,458
1,550,555		Dana, Inc., Term Loan - 1st Lien, Series B, 2.340% (1-month USLIBOR +2.250%), 2/28/2026	1,554,920
4,818,631		Dexko Global, Inc., Term Loan - 1st Lien, 4.250% (1-week USLIBOR +3.250%), 7/24/2024	4,822,510
4,200,000		Dexko Global, Inc., Term Loan - 1st Lien, Series B, 4.250% (1-month USLIBOR +3.750%), 9/24/2028	4,201,743
800,000		Dexko Global, Inc., Term Loan - 1st Lien, Series B-DD, 4.250% (1-month USLIBOR +3.750%), 9/24/2028	800,332
4,912,819		Dragon Merger Sub LLC, Term Loan - 2nd Lien, 9.250% (1-month USLIBOR +8.250%), 7/24/2025	4,918,960
2,893,209		TI Group Auto Systems LLC, Term Loan - 1st Lien, Series B, 3.750% (3-month USLIBOR +3.250%), 12/16/2026	2,900,442
1,990,000		Truck Hero, Inc., Term Loan - 1st Lien, Series B, 4.000% (1-month USLIBOR +3.250%), 1/31/2028	1,988,338
		TOTAL	30,487,406
		Building Materials—1.9%
1,470,000		Abc Supply Co., Inc., Term Loan - 1st Lien, 2.084% (1-month USLIBOR +2.000%), 1/15/2027	1,462,194
6,965,000		CP Atlas Buyer Inc., Term Loan - 1st Lien, Series B, 4.250% (3-month USLIBOR +3.750%), 11/23/2027	6,952,742
333,333		CP Iris Holdco I, Inc., 1st Priority Sr. Secd. Note, Series DD, 4.250% (1-month USLIBOR +3.750%), 9/21/2028	333,542
1,666,667		CP Iris Holdco I, Inc., Term Loan - 1st Lien, 4.250% (1-month USLIBOR +3.750%), 9/21/2028	1,667,708
6,982,500		Foundation Building Materials, Inc., Term Loan - 1st Lien, 3.750% (3-month USLIBOR +3.250%), 2/3/2028	6,942,595
6,778,403		NCI Building Systems, Inc., Term Loan - 1st Lien, Series B, 3.750% (1-month USLIBOR +3.250%), 4/12/2028	6,777,013
2,500,000		SRS Distribution Inc., Term Loan - 1st Lien, Series B, 4.250% (3-month USLIBOR +3.750%), 6/2/2028	2,502,600
2,500,000		Standard Industries, Inc., Term Loan - 1st Lien, Series B, 3.000% (1-month USLIBOR +2.500%), 9/22/2028	2,505,363
3,970,000		White Cap Buyer LLC, Term Loan - 1st Lien, Series B, 4.500% (1-month USLIBOR +4.000%), 10/19/2027	3,984,649
		TOTAL	33,128,406
		Cable Satellite—3.4%
3,880,303		Altice US Finance I Corp., Term Loan - 1st Lien, 2.334% (1-month USLIBOR +2.250%), 1/15/2026	3,834,224
1,854,694		Charter Communications Operating LLC, Term Loan - 1st Lien, Series B2, 1.840% (1-month USLIBOR +1.750%), 2/1/2027	1,844,901
1,885,078		CSC Holdings LLC, Term Loan - 1st Lien, Series B1, 2.334% (1-month USLIBOR +2.250%), 7/17/2025	1,862,542
1,951,531		CSC Holdings LLC, Term Loan - 1st Lien, Series B5, 2.584% (1-month USLIBOR +2.500%), 4/15/2027	1,932,221
8,000,000		Directv Financing LLC, Term Loan - 1st Lien, 5.750% (3-month USLIBOR +5.000%), 7/22/2027	8,014,160
2,420,407		Intelsat Jackson Holdings S.A., Term Loan - 1st Lien, Series B3, 8.000% (PRIME +4.750%), 11/27/2023	2,456,713
1,000,000		Intelsat Jackson Holdings S.A., Term Loan - 1st Lien, Series B4, 8.750% (PRIME +5.500%), 1/2/2024	1,019,065
4,000,000		Jack Ohio Finance LLC, Term Loan, 5.500% (1-month USLIBOR +0.000%), 9/30/2028	3,980,000
3,811,426		SFR Group SA, Term Loan - 1st Lien, Series B12, 3.811% (3-month USLIBOR +3.687%), 1/31/2026	3,788,081
12,275,000		Telenet Financing USD LLC, Term Loan - 1st Lien, Series AR, 2.084% (1-month USLIBOR +2.000%), 4/30/2028	12,150,593
5,000,000		Upc Financing Partnership, Term Loan - 1st Lien, Series AX, 3.084% (1-month USLIBOR +3.000%), 1/31/2029	4,991,675
5,500,000		Virgin Media Bristol LLC, Term Loan - 1st Lien, Series N, 2.584% (1-month USLIBOR +2.500%), 1/31/2028	5,469,778
6,000,000		Ziggo BV, Term Loan - 1st Lien, Series I, 2.584% (1-month USLIBOR +2.500%), 4/30/2028	5,958,330
		TOTAL	57,302,283
		Chemicals—4.5%
5,985,000		Alpha 3 BV, Term Loan - 1st Lien, Series B, 3.000% (3-month USLIBOR +2.500%), 3/18/2028	5,984,371

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Chemicals—continued
$ 6,882,967		Element Solutions, Inc., Term Loan - 1st Lien, Series B1, 2.085% (1-month USLIBOR +2.000%), 1/31/2026	$6,883,001
1,226,768		H.B Fuller Co., Term Loan - 1st Lien, Series B, 2.087% (1-month USLIBOR +2.000%), 10/20/2024	1,229,535
6,483,750		Herens US Holdco Corp., Term Loan - 1st Lien, Series B, 4.750% (6-month USLIBOR +4.000%), 7/2/2028	6,511,533
6,000,000		Illuminate Merger Sub Corp., Term Loan - 1st Lien, 4.000% (3-month USLIBOR +3.500%), 7/23/2028	6,005,010
8,000,000		Illuminate Merger Sub Corp., Term Loan - 2nd Lien, 7.250% (3-month USLIBOR +6.750%), 6/30/2029	8,057,480
2,992,500		Ineos US Petrochem LLC, Term Loan - 1st Lien, Series B, 3.250% (1-month USLIBOR +2.750%), 1/29/2026	2,997,363
3,779,574		Lummus Technology Holdings V LLC, Term Loan - 1st Lien, Series B, 3.584% (1-month USLIBOR +3.500%), 6/30/2027	3,779,064
3,361,577		Messer Industries USA, Inc., Term Loan - 1st Lien, 2.632% (3-month USLIBOR +2.500%), 3/1/2026	3,348,551
3,977,092		Nouryon USA LLC, Term Loan - 1st Lien, Series B, 2.832% (1-month USLIBOR +2.750%), 10/1/2025	3,955,715
5,000,000		Olympus Water US Holding Corp., Term Loan - 1st Lien, Series B, 4.250% (1-month USLIBOR +3.750%), 10/1/2028	4,999,475
3,164,889		Polar US Borrower LLC, Term Loan - 1st Lien, 4.874% (1-month USLIBOR +4.750%), 10/16/2025	3,164,889
2,743,241		Polar US Borrower LLC, Term Loan - 1st Lien, 4.874% (3-month USLIBOR +4.750%), 10/16/2025	2,743,241
30,233		Polar US Borrower LLC, Term Loan - 1st Lien, 7.000% (PRIME+3.750%), 10/16/2025	30,233
6,965,000		Potters Borrower Lp, Term Loan - 1st Lien, Series B, 4.750% (3-month USLIBOR +4.000%), 12/14/2027	6,978,094
997,500		PQ Corp., Term Loan - 1st Lien, Series B, 3.250% (3-month USLIBOR +2.750%), 6/9/2028	999,166
4,000,000		PQ Group Holdings, Inc., Term Loan - 1st Lien, 4.250% (3-month USLIBOR +3.500%), 8/2/2028	4,012,500
5,000,000		WR Grace Holdings LLC, Term Loan - 1st Lien, Series B, 4.250% (1-month USLIBOR +3.750%), 9/22/2028	5,024,225
		TOTAL	76,703,446
		Consumer Cyclical Services—2.7%
9,882,223		Allied Universal Holdco LLC, Term Loan - 1st Lien, Series B, 4.250% (3-month USLIBOR +3.750%), 5/14/2028	9,901,840
5,000,000		AP Core Holdings II LLC, Term Loan - 1st Lien, Series B1, 6.250% (1-month USLIBOR +5.500%), 9/1/2027	5,029,175
5,000,000		AP Core Holdings II LLC, Term Loan - 1st Lien, Series B2, 6.250% (1-month USLIBOR +5.500%), 9/1/2027	5,020,325
4,357,069		Bellring Brands, Inc., Term Loan - 1st Lien, Series B, 4.750% (1-month USLIBOR +4.000%), 10/21/2024	4,382,949
6,813,143		Core & Main LP, Term Loan - 1st Lien, Series B, 2.586% (1-month USLIBOR +2.500%), 7/27/2028	6,797,541
2,496,523		Garda World Security Corp., Term Loan - 1st Lien, Series B, 4.340% (1-month USLIBOR +4.250%), 10/30/2026	2,503,700
8,977,500		Signal Parent, Inc., Term Loan - 1st Lien, Series B, 4.250% (1-month USLIBOR +3.500%), 4/1/2028	8,887,725
4,000,000		US Anesthesia Partners, Inc., Term Loan - 1st Lien, Series B, 4.750% (1-month USLIBOR +4.250%), 9/23/2028	4,010,940
		TOTAL	46,534,195
		Consumer Products—1.9%
4,903,068		BCPE Empire Holdings, Inc., Term Loan - 1st Lien, Series B, 4.084% (1-month USLIBOR +4.000%), 6/12/2026	4,882,622
3,980,000		Cnt Holdings I Corp., Term Loan - 1st Lien, Series B, 4.500% (3-month USLIBOR +3.750%), 11/8/2027	3,989,134
1,500,000		Cnt Holdings I Corp., Term Loan - 2nd Lien, Series B, 7.500% (3-month USLIBOR +6.750%), 11/6/2028	1,530,000
8,000,000		Diamond BC BV, Term Loan - 1st Lien, Series B, 3.500% (1-month USLIBOR +3.000%), 9/29/2028	8,016,080
3,980,000		Energizer Holdings, Inc., Term Loan - 1st Lien, 2.750% (1-month USLIBOR +2.250%), 12/22/2027	3,984,139
634,003		New Constellis Borrower LLC, Term Loan - 2nd Lien, 12.000% (1-month USLIBOR +11.000%), 3/27/2025	479,465
4,975,000		Sunshine Luxembourg VII SARL, Term Loan - 1st Lien, Series B3, 4.500% (3-month USLIBOR +3.750%), 10/2/2026	4,994,602
1,850,000		Welbilt, Inc., Term Loan - 1st Lien, Series B, 2.584% (1-month USLIBOR +2.500%), 10/23/2025	1,848,844
2,487,500		Woof Holdings LLC., Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.750%), 12/21/2027	2,494,502
500,000		Woof Holdings LLC., Term Loan - 2nd Lien, 8.000% (6-month USLIBOR +7.250%), 12/21/2028	507,190
		TOTAL	32,726,578
		Diversified Manufacturing—1.6%
12,472,800		Form Technologies LLC, Term Loan - 1st Lien, Series B, 5.750% (3-month USLIBOR +4.750%), 7/22/2025	12,535,164
985,000		Gardner Denver, Inc., Term Loan - 1st Lien, 1.834% (1-month USLIBOR +1.750%), 2/28/2027	973,096
1,985,548		Gardner Denver, Inc., Term Loan - 1st Lien, Series B2, 1.834% (1-month USLIBOR +1.750%), 2/28/2027	1,961,553
3,369,234		Gates Global LLC, Term Loan - 1st Lien, Series B3, 3.250% (1-month USLIBOR +2.500%), 3/31/2027	3,368,577
2,806,262		Titan Acquisition Ltd., Term Loan - 1st Lien, Series B, 3.166% (3-month USLIBOR +3.000%), 3/28/2025	2,759,706
4,975,000		Watlow Electric Manufacturing Co., Term Loan - 1st Lien, Series B, 4.500% (3-month USLIBOR +4.000%), 3/2/2028	4,996,765
		TOTAL	26,594,861
		Financial Institutions—1.0%
3,910,000		Sedgwick Claims Management Services, Inc., Term Loan - 1st Lien, Series B, 3.834% (1-month USLIBOR +3.750%), 9/3/2026	3,905,367

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Financial Institutions—continued
$ 2,190,300		Sedgwick Claims Management Services, Inc., Term Loan - 1st Lien, Series B3, 5.250% (1-month USLIBOR +4.250%), 9/3/2026	$2,197,725
10,156,115		Sedgwick, Inc., Term Loan - 1st Lien, Series B, 3.334% (1-month USLIBOR +3.250%), 12/31/2025	10,087,104
		TOTAL	16,190,196
		Food & Beverage—0.5%
1,865,000		Aramark Services, Inc., Term Loan - 1st Lien, Series B4, 1.834% (1-month USLIBOR +1.750%), 1/15/2027	1,825,602
3,000,000		City Brewing Co LLC., Term Loan - 1st Lien, 4.250% (3-month USLIBOR +3.500%), 4/5/2028	2,978,745
863,788		Reynolds Consumer Products, Inc., Term Loan - 1st Lien, 1.834% (1-month USLIBOR +1.750%), 2/4/2027	862,466
3,155,320		U.S. Foodservice, Inc., Term Loan - 1st Lien, Series B, 1.834% (1-month USLIBOR +1.750%), 6/27/2023	3,140,538
		TOTAL	8,807,351
		Gaming—2.3%
3,165,956		Boyd Gaming Corp., Term Loan - 1st Lien, Series B3, 2.322% (1-week USLIBOR +2.250%), 9/15/2023	3,166,288
3,307,310		Caesars Resort Collection, Term Loan - 1st Lien, Series B, 2.834% (1-month USLIBOR +2.750%), 12/22/2024	3,291,947
4,950,000		Caesars Resort Collection, Term Loan - 1st Lien, Series B1, 3.583% (3-month USLIBOR +3.500%), 7/20/2025	4,959,950
1,730,909		CCM Merger, Inc., Term Loan - 1st Lien, Series B, 4.500% (3-month USLIBOR +3.750%), 11/4/2025	1,736,318
2,985,000		Churchill Downs, Inc., Term Loan - 1st Lien, Series B1, 2.090% (1-month USLIBOR +2.000%), 3/10/2028	2,962,613
3,254,223		Golden Entertainment, Inc., Term Loan - 1st Lien, 3.750% (1-month USLIBOR +3.000%), 10/20/2024	3,251,506
3,000,000		Great Canadian Gaming Corp., Term Loan - 1st Lien, Series B, 4.750% (3-month USLIBOR +4.000%), 11/1/2026	3,012,750
7,880,000		J&J Ventures Gaming LLC, Term Loan - 1st Lien, 4.750% (1-month USLIBOR +4.000%), 4/7/2028	7,929,250
4,594,770		Penn National Gaming, Inc., Term Loan - 1st Lien, Series b, 3.000% (1-month USLIBOR +2.250%), 10/15/2025	4,594,770
3,000,000		Star Group Holdings BV, Term Loan - 1st Lien, 2.382% (3-month USLIBOR +2.250%), 7/21/2026	2,993,505
1,711,107		Station Casinos LLC, Term Loan - 1st Lien, Series B, 2.500% (1-month USLIBOR +2.250%), 2/8/2027	1,696,537
		TOTAL	39,595,434
		Health Care—12.5%
2,000,000		AHP Health Partners, Inc., Term Loan - 1st Lien, Series B, 4.000% (1-month USLIBOR +3.500%), 8/4/2028	2,008,130
9,925,000		Air Medical Group Holdings, Inc., Term Loan - 1st Lien, Series B, 5.750% (3-month USLIBOR +4.750%), 10/2/2025	9,975,866
5,367,788		Air Medical Group Holdings, Inc., Term Loan - 1st Lien, Series B2, 5.250% (6-month USLIBOR +4.250%), 3/14/2025	5,395,298
4,977,525		Azalea Topco, Inc., Term Loan - 1st Lien, Series B, 4.500% (3-month USLIBOR +3.750%), 7/25/2026	5,000,347
2,880,000		Carestream Dental LLC, Term Loan - 1st Lien, 4.250% (3-month USLIBOR +3.250%), 9/1/2024	2,882,880
1,197,225		Carestream Health, Inc., Term Loan - 1st Lien, 7.750% (3-month USLIBOR +6.750%), 5/8/2023	1,204,462
7,778,970		Carestream Health, Inc., Term Loan - 2nd Lien, 5.500% (3-month USLIBOR +4.500%), 8/8/2023	7,655,829
2,710,611		CPI Holdco LLC, Term Loan - 1st Lien, 3.834% (1-month USLIBOR +3.750%), 11/4/2026	2,714,013
3,970,000		Curium BidCo S.a r.l., Term Loan - 1st Lien, 5.000% (3-month USLIBOR +4.250%), 12/2/2027	3,984,888
2,000,000		Curium BidCo S.a r.l., Term Loan - 2nd Lien, 0.000% (3-month USLIBOR +7.750%), 10/27/2028	2,033,760
6,761,293		Elanco Animal Health, Inc., Term Loan - 1st Lien, Series B, 1.836% (1-month USLIBOR +1.750%), 8/1/2027	6,687,021
15,671,709		Endo Luxembourg Finance, Term Loan - 1st Lien, 5.750% (3-month USLIBOR +5.000%), 3/25/2028	15,361,566
8,747,564		Enterprise Merger Sub, Inc., Term Loan - 1st Lien, 3.834% (1-month USLIBOR +3.750%), 10/10/2025	7,810,700
1,488,230		IMS Health, Inc., Term Loan - 1st Lien, Series B1, 1.834% (1-month USLIBOR +1.750%), 3/7/2024	1,487,672
893,653		IMS Health, Inc., Term Loan - 1st Lien, Series B2, 1.834% (1-month USLIBOR +1.750%), 1/17/2025	892,312
2,264,446		IMS Health, Inc., Term Loan - 1st Lien, Series B3, 1.882% (3-month USLIBOR +1.750%), 6/11/2025	2,262,748
2,000,000		Mamba Purchaser, Inc., Term Loan - 1st Lien, 4.250% (1-month USLIBOR +3.750%), 9/29/2028	1,990,000
1,000,000		Mamba Purchaser, Inc., Term Loan - 1st Lien, 7.000% (1-month USLIBOR +6.500%), 9/29/2029	995,000
1,990,000		MedAssets Software Intermediate Holdings, Inc., Term Loan - 1st Lien, Series B, 4.500% (1-month USLIBOR +3.750%), 1/28/2028	1,992,806
5,000		MedAssets Software Intermediate Holdings, Inc., Term Loan - 1st Lien, Series B, 4.500% (2-month USLIBOR +3.750%), 1/28/2028	5,007
3,842,406		MH Sub I LLC, Term Loan - 1st Lien, 3.584% (1-month USLIBOR +3.500%), 9/15/2024	3,836,066
9,403,549		MH Sub I LLC, Term Loan - 1st Lien, 4.750% (1-month USLIBOR +3.750%), 9/15/2024	9,438,813
6,000,000		MH Sub I LLC, Term Loan - 2nd Lien, 6.336% (1-month USLIBOR +6.250%), 2/12/2029	6,105,930
7,000,000		Mozart Borrower LP, Term Loan - 1st Lien, Series B, 3.750% (1-month USLIBOR +3.250%), 9/30/2028	6,965,000
5,000,000		MPH Acquisition Holdings LLC, Term Loan - 1st Lien, Series B, 4.750% (3-month USLIBOR +4.250%), 8/17/2028	4,950,025

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Health Care—continued
$ 477,994		National Mentor Holdings, Inc., Term Loan - 1st Lien, Series B, 4.500% (1-month USLIBOR +3.750%), 3/2/2028	$478,591
7,833,493		National Mentor Holdings, Inc., Term Loan - 1st Lien, Series B, 4.500% (3-month USLIBOR +3.750%), 3/2/2028	7,843,285
262,391		National Mentor Holdings, Inc., Term Loan - 1st Lien, Series C, 4.500% (3-month USLIBOR +3.750%), 3/2/2028	262,719
386,764		National Mentor Holdings, Inc., Term Loan - 1st Lien, Series DD, 4.500% (3-month USLIBOR Unfunded +3.750%), 3/2/2028	387,247
2,000,000		National Mentor Holdings, Inc., Term Loan - 2nd Lien, 8.000% (3-month USLIBOR +7.250%), 3/2/2029	2,037,500
2,977,393		Navicure, Inc., Term Loan - 1st Lien, Series B, 4.084% (1-month USLIBOR +4.000%), 10/23/2026	2,982,975
2,488,756		Ortho-Clinical Diagnostics, Inc., Term Loan - 1st Lien, Series B, 3.083% (1-month USLIBOR +3.000%), 6/30/2025	2,489,540
11,741,143		Osteon Merger Subsidiary, Inc., Term Loan - 1st Lien, Series B, 4.750% (1-month USLIBOR +3.750%), 2/14/2025	11,609,055
2,985,000		Packaging Coordinators Midco, Inc., Term Loan - 1st Lien, 4.250% (3-month USLIBOR +3.500%), 11/30/2027	2,992,477
10,000,000		Phoenix Newco, Inc., Term Loan - 1st Lien, 4.000% (1-month USLIBOR +3.500%), 8/11/2028	10,014,100
3,491,250		Pluto Acquisition I Inc., Term Loan - 1st Lien, 4.120% (3-month USLIBOR +4.000%), 6/20/2026	3,493,432
5,970,000		PPD, Inc., Term Loan - 1st Lien, Series B, 2.500% (1-month USLIBOR +2.000%), 1/13/2028	5,967,522
4,987,500		Radnet Management, Inc., Term Loan - 1st Lien, 3.750% (3-month USLIBOR +3.000%), 4/23/2028	4,985,954
6,345,456		RegionalCare Hospital Partners Holdings, Inc., Term Loan - 1st Lien, Series B, 3.834% (1-month USLIBOR +3.750%), 11/16/2025	6,344,346
1,000,000		Signify Health, Inc., Term Loan - 1st Lien, Series B, 3.750% (3-month USLIBOR +3.250%), 6/22/2028	997,345
4,750,000		Sotera Health Holdings, LLC., Term Loan - 1st Lien, 3.250% (1-month USLIBOR +2.750%), 12/13/2026	4,742,091
14,540,460		Team Health Holdings, Inc., Term Loan - 1st Lien, Series B, 3.750% (1-month USLIBOR +2.750%), 2/6/2024	14,213,299
7,352,015		UIC Merger Subsidiary, Inc., Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.750%), 8/30/2026	7,368,079
1,706,250		Vizient, Inc., Term Loan - 1st Lien, Series B6, 2.085% (1-month USLIBOR +2.000%), 5/6/2026	1,700,918
8,364,080		VVC Holding Corp., Term Loan - 1st Lien, Series B1, 4.377% (3-month USLIBOR +4.250%), 2/11/2026	8,398,582
		TOTAL	212,945,196
		Independent Energy—0.5%
7,000,000		Ascent Resources Utica Holdings, LLC, Term Loan - 2nd Lien, 10.000% (3-month USLIBOR 1.000% Floor +9.000%), 11/1/2025	7,685,405
		Industrial - Other—3.2%
2,970,056		Alchemy Copyrights LLC., Term Loan - 1st Lien, Series B, 3.500% (1-month USLIBOR +3.000%), 3/10/2028	2,977,481
5,758,564		Altra Industrial Motion Corp., Term Loan - 1st Lien, Series B, 2.084% (1-month USLIBOR +2.000%), 10/1/2025	5,742,727
1,935,000		EPV Merger Subsidiary, Inc., Term Loan - 1st Lien, 3.334% (1-month USLIBOR +3.250%), 3/9/2025	1,901,621
1,561,650		EPV Merger Subsidiary, Inc., Term Loan - 2nd Lien, 7.334% (1-month USLIBOR +7.250%), 3/9/2026	1,533,025
4,467,882		Excelitas Technologies, Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.500%), 12/2/2024	4,490,222
5,638,082		Excelitas Technologies, Term Loan - 2nd Lien, 8.500% (3-month USLIBOR +7.500%), 12/1/2025	5,655,729
764,484		FCG Acquisitions, Inc., Term Loan - 1st Lien, 4.229% (3-month USLIBOR +3.750%), 4/1/2028	764,323
4,189,500		FCG Acquisitions, Inc., Term Loan - 1st Lien, 4.250% (3-month USLIBOR +3.750%), 4/1/2028	4,188,620
1,500,000		FCG Acquisitions, Inc., Term Loan - 2nd Lien, 7.250% (3-month USLIBOR +6.750%), 3/16/2029	1,507,500
6,316,743		Filtration Group Corp., Term Loan - 1st Lien, 3.084% (1-month USLIBOR +3.000%), 3/29/2025	6,293,561
4,950,000		Filtration Group Corp., Term Loan - 1st Lien, Series B, 4.500% (1-month USLIBOR +3.750%), 3/29/2025	4,967,325
4,987,500		Madison Iaq LLC, Term Loan - 1st Lien, 3.750% (3-month USLIBOR +3.250%), 6/21/2028	4,986,453
821,052		Resideo Funding Inc, Term Loan - 1st Lien, 2.750% (1-month USLIBOR +2.250%), 2/12/2028	823,106
2,163,947		Resideo Funding Inc, Term Loan - 1st Lien, 2.750% (3-month USLIBOR +2.250%), 2/12/2028	2,169,357
5,932,762		TK Elevator U.S. Newco, Inc., Term Loan - 1st Lien, Series B, 4.000% (3-month USLIBOR +3.500%), 7/31/2027	5,950,887
		TOTAL	53,951,937
		Insurance - P&C—4.6%
988,876		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Term Loan - 1st Lien, Series B3, 4.250% (1-month USLIBOR +3.750%), 11/6/2027	991,076
12,892,531		AmWINS Group, Inc., Term Loan - 1st Lien, Series B, 3.000% (1-month USLIBOR +2.250%), 2/19/2028	12,828,133
4,683,053		AssuredPartners, Inc., Term Loan - 1st Lien, Series B, 3.584% (1-month USLIBOR +3.500%), 2/13/2027	4,660,598
6,945,094		AssuredPartners, Inc., Term Loan - 1st Lien, Series B, 4.000% (1-month USLIBOR +3.500%), 2/13/2027	6,952,039
2,778,429		Asurion LLC, Term Loan - 1st Lien, Series B6, 3.209% (1-month USLIBOR +3.125%), 11/3/2023	2,765,982
4,822,617		Asurion LLC, Term Loan - 1st Lien, Series B7, 3.084% (1-month USLIBOR +3.000%), 11/3/2024	4,777,405
2,554,736		Asurion LLC, Term Loan - 1st Lien, Series B8, 3.334% (1-month USLIBOR +3.250%), 12/23/2026	2,520,056

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Insurance - P&C—continued
$ 3,980,000		Asurion LLC, Term Loan - 1st Lien, Series B9, 3.334% (1-month USLIBOR +3.250%), 7/31/2027	$3,926,270
5,000,000		Asurion LLC, Term Loan - 2nd Lien, Series B3, 5.334% (1-month USLIBOR +5.250%), 1/31/2028	4,991,675
7,000,000		Asurion LLC, Term Loan - 2nd Lien, Series B4, 5.334% (1-month USLIBOR +5.250%), 1/20/2029	6,976,375
6,753,042		Hub International Ltd., Term Loan - 1st Lien, Series B, 2.875% (3-month USLIBOR +2.750%), 4/25/2025	6,695,742
3,930,300		Hub International Ltd., Term Loan - 1st Lien, Series B, 4.000% (3-month USLIBOR +3.250%), 4/25/2025	3,937,492
7,119,424		NFP Corp., Term Loan - 1st Lien, Series B, 3.334% (1-month USLIBOR +3.250%), 2/13/2027	7,059,692
4,950,000		Ryan Specialty Group, Term Loan - 1st Lien, Series B, 3.750% (1-month USLIBOR +3.000%), 9/1/2027	4,961,138
2,351,618		USI, Inc./NY, Term Loan - 1st Lien, 3.132% (3-month USLIBOR +3.000%), 5/16/2024	2,338,601
2,456,280		USI, Inc./NY, Term Loan - 1st Lien, Series B, 3.382% (3-month USLIBOR +3.250%), 12/2/2026	2,444,576
		TOTAL	78,826,850
		Leisure—0.1%
1,912,886		AMC Entertainment Holdings, Inc., Term Loan - 1st Lien, Series B, 3.083% (1-month USLIBOR +3.000%), 4/22/2026	1,778,725
		Lodging—0.9%
7,380,431		Aimbridge Acquisition, Co., Term Loan - 1st Lien, Series B, 3.834% (1-month USLIBOR +3.750%), 2/1/2026	7,266,624
4,796,290		Four Seasons Hotels Ltd., Term Loan - 1st Lien, 2.087% (1-month USLIBOR +2.000%), 11/30/2023	4,787,297
2,859,310		Intrawest Resorts Holdings, Inc., Term Loan - 1st Lien, Series B1, 2.834% (1-month USLIBOR +2.750%), 7/31/2024	2,845,014
		TOTAL	14,898,935
		Media Entertainment—6.1%
3,869,897		AVSC Holding Corp., Term Loan - 1st Lien, Series B1, 4.250% (3-month USLIBOR +3.250%), 3/1/2025	3,471,297
1,485,297		AVSC Holding Corp., Term Loan - 1st Lien, Series B2, 5.500% (3-month USLIBOR +4.500%), 10/15/2026	1,378,141
3,000,000		AVSC Holding Corp., Term Loan - 2nd Lien, 8.250% (6-month USLIBOR +7.250%), 9/1/2025	2,362,500
1,622,885		CBS Radio, Inc., Term Loan - 1st Lien, 2.585% (1-month USLIBOR +2.500%), 11/17/2024	1,602,859
9,884,305		Clear Channel Outdoor Holdings, Inc., Term Loan - 1st Lien, Series B, 3.629% (3-month USLIBOR +3.500%), 8/21/2026	9,695,070
7,231,677		Comet Bidco Ltd., Term Loan - 1st Lien, Series B, 6.000% (6-month USLIBOR +5.000%), 9/30/2024	6,866,079
3,280,522		Cumulus Media News Holdings, Inc., Term Loan - 1st Lien, Series B, 4.750% (1-month USLIBOR +3.750%), 3/31/2026	3,282,277
2,450,000		Diamond Sports Group LLC / Diamond Sports Finance Co., Term Loan - 1st Lien, 3.340% (1-month USLIBOR +3.250%), 8/24/2026	1,536,346
960,000		E.W. Scripps Co., Term Loan - 1st Lien, Series B, 2.084% (1-month USLIBOR +2.000%), 10/2/2024	954,000
5,205,000		E.W. Scripps Co., Term Loan - 1st Lien, Series B3, 3.750% (1-month USLIBOR +3.000%), 1/7/2028	5,221,630
6,559,323		Emerald Expo Holdings, Inc., Term Loan - 1st Lien, Series B, 2.584% (1-month USLIBOR +2.500%), 5/22/2024	6,274,386
10,712,612		iHeartCommunications, Inc., Term Loan - 1st Lien, Series B, 3.750% (1-month USLIBOR +3.250%), 5/1/2026	10,728,680
1,732,500		Magnite, Inc., Term Loan - 1st Lien, 5.750% (3-month USLIBOR +5.000%), 4/30/2028	1,736,831
5,250,000		Magnite, Inc., Term Loan - 1st Lien, 5.750% (6-month USLIBOR +5.000%), 4/30/2028	5,263,125
8,328,102		NEP/NCP Holdco, Inc., Term Loan - 1st Lien, 3.335% (3-month USLIBOR +3.250%), 10/20/2025	8,036,619
4,500,000		NEP/NCP Holdco, Inc., Term Loan - 2nd Lien, 7.084% (1-month USLIBOR +7.000%), 10/19/2026	4,340,632
437,505		Nexstar Broadcasting, Inc., Term Loan - 1st Lien, Series B3, 2.334% (1-month USLIBOR +2.250%), 1/17/2024	437,581
2,588,237		Nexstar Broadcasting, Inc., Term Loan - 1st Lien, Series B4, 2.586% (1-month USLIBOR +2.500%), 9/19/2026	2,589,053
685,653		Nielsen Finance LLC/Nielsen Finance Co., Term Loan - 1st Lien, Series B4, 2.083% (1-month USLIBOR +2.000%), 10/4/2023	685,527
526,866		Outfront Media Capital, LLC., Term Loan - 1st Lien, Series B, 1.836% (1-month USLIBOR +1.750%), 11/18/2026	520,346
9,293,231		Recorded Books, Inc., Term Loan - 1st Lien, Series B, 4.083% (1-month USLIBOR +4.000%), 8/31/2025	9,315,024
4,987,500		Sinclair Television Group, Term Loan - 1st Lien, Series B3, 3.090% (1-month USLIBOR +3.000%), 4/1/2028	4,950,094
5,394,263		Terrier Media Buyer, Inc., Term Loan - 1st Lien, Series B, 3.584% (1-month USLIBOR +3.500%), 12/17/2026	5,389,381
6,000,000		Univision Communications, Inc., Term Loan - 1st Lien, Series B, 4.000% (1-month USLIBOR +3.250%), 5/21/2028	5,998,920
1,855,239		WMG Acquisition Corp., Term Loan - 1st Lien, Series G, 2.209% (1-month USLIBOR +2.125%), 1/20/2028	1,847,317
		TOTAL	104,483,715
		Metals & Mining—0.2%
2,500,000		Grinding Med/Moly-Cop AltaSteel Ltd., 4.750% (1-month USLIBOR +4.000%), 9/22/2028	2,509,375
		Midstream—0.1%
195,000		DT Midstream, Inc., Term Loan - 1st Lien, Series B, 2.500% (3-month USLIBOR +2.000%), 6/10/2028	195,168

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Midstream—continued
$ 1,800,000		DT Midstream, Inc., Term Loan - 1st Lien, Series B, 2.500% (6-month USLIBOR +2.000%), 6/10/2028	$1,801,548
		TOTAL	1,996,716
		Oil Field Services—0.1%
843,373		Championx Corp., Term Loan - 1st Lien, 2.625% (1-month USLIBOR +2.500%), 5/9/2025	840,565
		Packaging—2.7%
238,200		Anchor Glass Container Corp., Term Loan - 1st Lien, 6.000% (3-month USLIBOR +5.000%), 12/7/2023	221,377
166,667		Anchor Glass Container Corp., Term Loan - 2nd Lien, 8.750% (3-month USLIBOR +7.750%), 12/7/2024	87,083
7,531,779		Bway Corp., Term Loan - 1st Lien, Series B, 3.334% (1-month USLIBOR +3.250%), 4/3/2024	7,389,955
14,437,500		Charter Nex US, Inc., Term Loan - 1st Lien, 4.500% (1-month USLIBOR +3.750%), 12/1/2027	14,486,010
4,882,095		Flex Acquisition Co., Inc., Term Loan - 1st Lien, 3.145% (3-month USLIBOR +3.000%), 6/29/2025	4,859,638
1,257,369		Flex Acquisition Co., Inc., Term Loan - 1st Lien, 4.000% (3-month USLIBOR +3.500%), 2/23/2028	1,256,407
6,606		Fortress Merger Sub., Inc., Term Loan - 1st Lien, 5.000% (1-month USLIBOR +4.000%), 10/19/2023	6,617
1,898,393		Fortress Merger Sub., Inc., Term Loan - 1st Lien, 5.000% (3-month USLIBOR +4.000%), 10/19/2023	1,901,364
2,000,000		Fortress Merger Sub., Inc., Term Loan - 2nd Lien, 9.500% (3-month USLIBOR +8.500%), 10/21/2024	2,005,000
2,977,500		Reynolds Group Holdings, Inc., Term Loan - 1st Lien, Series B2, 3.334% (1-month USLIBOR +3.250%), 2/5/2026	2,960,752
4,378,882		Trident TPI Holdings, Inc., Term Loan - 1st Lien, 4.500% (3-month USLIBOR +4.000%), 9/17/2028	4,391,646
5,262,565		Trident TPI Holdings, Inc., Term Loan - 1st Lien, Series B1, 4.000% (3-month USLIBOR +3.000%), 10/17/2024	5,265,486
370,807		Trident TPI Holdings, Inc., Term Loan - 1st Lien, Series DD, 4.500% (1-month USLIBOR Unfunded +4.000%), 9/17/2028	371,888
		TOTAL	45,203,223
		Pharmaceuticals—2.9%
1,500,000		HCRX Investments Holdco, Lp, Term Loan - 1st Lien, 2.750% (1-month USLIBOR +2.250%), 7/15/2028	1,497,000
11,978,139		Icon Luxembourg Sarl, Term Loan - 1st Lien, Series B, 3.000% (3-month USLIBOR +2.500%), 7/1/2028	12,031,322
2,984,361		Indigo Merger Sub, Inc., Term Loan - 1st Lien, 3.000% (3-month USLIBOR +2.500%), 7/1/2028	2,997,611
7,980,000		Jazz Pharmaceuticals Lux S.a.r.l., Term Loan - 1st Lien, Series B, 4.000% (1-month USLIBOR +3.500%), 5/5/2028	7,999,990
4,619,361	[2,3]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Term Loan - 1st Lien, Series B, 6.000% (6-month USLIBOR +5.250%), 9/24/2024	4,379,408
3,981,077	[2,3]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Term Loan - 1st Lien, Series B, 6.250% (1-month USLIBOR +5.500%), 2/24/2025	3,770,418
5,985,000		Organon & Co., Term Loan - 1st Lien, Series B, 3.500% (3-month USLIBOR +3.000%), 6/2/2028	6,007,444
10,758,811		Parexel International Corp., Term Loan - 1st Lien, Series B, 2.834% (1-month USLIBOR +2.750%), 9/27/2024	10,761,824
		TOTAL	49,445,017
		Restaurant—0.7%
4,795,188		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 1st Lien, Series B4, 1.837% (1-month USLIBOR +1.750%), 11/19/2026	4,745,222
6,947,500		IRB Holding Corp., Term Loan - 1st Lien, Series B, 4.250% (3-month USLIBOR +3.250%), 12/15/2027	6,966,501
		TOTAL	11,711,723
		Retailers—1.4%
7,462,500		Academy Ltd., Term Loan - 1st Lien, 4.500% (1-month USLIBOR +3.750%), 11/6/2027	7,487,686
4,975,000		Petco Health and Wellness Co., Inc., Term Loan - 1st Lien, Series B, 4.000% (3-month USLIBOR +3.250%), 3/4/2028	4,979,875
2,500,000		PetSmart, Inc., Term Loan - 1st Lien, Series B, 4.500% (6-month USLIBOR +3.750%), 2/12/2028	2,508,925
9,775,784		Talbots, Inc., Term Loan - 1st Lien, Series B, 8.000% (3-month USLIBOR +7.000%), 11/28/2022	9,409,193
		TOTAL	24,385,679
		Services—2.0%
5,364,951		Emerald TopCo, Inc., Term Loan - 1st Lien, 3.629% (3-month USLIBOR +3.500%), 7/25/2026	5,337,295
3,972,537		GT Polaris, Inc., Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.750%), 9/24/2027	3,980,403
424,242		RLG Holdings LLC, Term Loan - 1st Lien, 5.000% (1-month USLIBOR +4.250%), 7/8/2028	425,502
4,787,879		RLG Holdings LLC, Term Loan - 1st Lien, 5.000% (3-month USLIBOR +4.250%), 7/8/2028	4,802,099
4,000,000		RLG Holdings LLC, Term Loan - 2nd Lien, 8.250% (3-month USLIBOR +7.500%), 7/8/2029	3,972,500
3,290,235		Saber Merger Sub, Inc., Term Loan - 1st Lien, 4.750% (2-month USLIBOR +4.000%), 10/29/2027	3,306,703
31,019		Saber Merger Sub, Inc., Term Loan - 1st Lien, 4.750% (3-month USLIBOR +4.000%), 10/29/2027	31,174
662,686		Service Logic Acquisition, Inc., Term Loan - 1st Lien, Series DD, 4.750% (3-month USLIBOR Unfunded +4.000%), 10/29/2027	666,003

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Services—continued
$ 6,789,443		USIC Holdings, Inc., Term Loan - 1st Lien, 4.250% (1-month USLIBOR +3.500%), 5/14/2028	$6,793,686
1,000,000		USIC Holdings, Inc., Term Loan - 2nd Lien, 7.250% (1-month USLIBOR +6.500%), 5/7/2029	1,016,665
3,962,450		Western Institutional Review Board, Inc., Term Loan - 1st Lien, 5.000% (1-month USLIBOR +4.000%), 1/8/2027	3,983,510
		TOTAL	34,315,540
		Technology—17.1%
3,983,165		Aerial Merger Subsidiary, Inc., Term Loan - 2nd Lien, 9.000% (1-month USLIBOR +8.000%), 8/8/2025	3,990,992
8,737,723		Almonde, Inc., Term Loan - 1st Lien, 4.500% (6-month USLIBOR +3.500%), 6/13/2024	8,679,748
4,500,000		Almonde, Inc., Term Loan - 2nd Lien, 8.250% (6-month USLIBOR +7.250%), 6/13/2025	4,535,798
7,755,406		Applied Systems, Inc., Term Loan - 1st Lien, 3.750% (3-month USLIBOR +3.250%), 9/19/2024	7,764,170
4,987,500		Atlas Purchaser, Inc., Term Loan - 1st Lien, 6.000% (3-month USLIBOR +5.250%), 5/8/2028	4,933,461
1,000,000		Atlas Purchaser, Inc., Term Loan - 2nd Lien, 9.750% (3-month USLIBOR +9.000%), 5/7/2029	998,750
3,019,997		Banff Merger Subsidiary, Inc., Term Loan - 1st Lien, 3.881% (3-month USLIBOR +3.750%), 10/2/2025	3,007,419
3,893,175		Barracuda Networks, Inc., Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.750%), 2/12/2025	3,909,507
5,000,000		Barracuda Networks, Inc., Term Loan - 2nd Lien, 7.500% (3-month USLIBOR +6.750%), 10/30/2028	5,073,450
4,875,000		BCPE Rover Merger Sub, Inc., Term Loan - 1st Lien, 4.334% (1-month USLIBOR +4.250%), 11/28/2025	4,841,801
4,000,000		Boxer Parent Co., Inc., Term Loan - 2nd Lien, 6.000% (1-month USLIBOR +5.500%), 3/23/2026	4,052,500
2,000,000		CCC Information Services, Inc., Term Loan - 1st Lien, Series B, 3.000% (3-month USLIBOR +2.500%), 9/21/2028	2,000,630
3,000,000		Connectwise LLC., Term Loan - 1st Lien, 4.000% (1-month USLIBOR +3.500%), 9/24/2028	2,998,500
5,000,000		CoreLogic, Inc., Term Loan - 1st Lien, Series B, 4.000% (1-month USLIBOR +3.500%), 6/2/2028	5,001,050
1,984,887		Dcert Buyer, Inc., Term Loan - 1st Lien, Series B, 4.084% (1-month USLIBOR +4.000%), 10/16/2026	1,987,646
2,000,000		Dcert Buyer, Inc., Term Loan - 2nd Lien, 7.084% (1-month USLIBOR +7.000%), 2/16/2029	2,023,120
4,268,943		Diebold, Inc., Term Loan - 1st Lien, Series B, 2.875% (1-month USLIBOR +2.750%), 11/6/2023	4,268,943
4,914,047		Dun & Bradstreet Corp., Term Loan - 1st Lien, Series B, 3.336% (1-month USLIBOR +3.250%), 2/8/2026	4,916,430
2,745,503		Dynatrace LLC, Term Loan - 1st Lien, 2.334% (1-month USLIBOR +2.250%), 8/23/2025	2,738,927
5,000,000		E2open LLC, Term Loan - 1st Lien, Series B, 3.750% (3-month USLIBOR +3.250%), 2/4/2028	5,008,600
4,950,000		Epicor Software Corp., Term Loan - 1st Lien, Series B, 4.000% (1-month USLIBOR +3.250%), 7/31/2027	4,955,074
3,950,000		Fiserv Investment Solutions, Inc., Term Loan - 1st Lien, Series B, 4.125% (3-month USLIBOR +4.000%), 2/18/2027	3,960,487
1,473,685		Gigamon, Inc., Term Loan - 1st Lien, 4.500% (6-month USLIBOR +3.750%), 12/27/2024	1,476,684
3,950,000		Go Daddy Operating Co. LLC, Term Loan - 1st Lien, Series B4, 2.085% (1-month USLIBOR +2.000%), 8/10/2027	3,930,803
5,970,000		Greeneden U.S. Holdings II LLC, Term Loan - 1st Lien, Series B4, 4.750% (1-month USLIBOR +4.000%), 12/1/2027	5,997,193
6,231,485		Hyland Software, Inc., Term Loan - 1st Lien, 4.250% (1-month USLIBOR +3.500%), 7/1/2024	6,245,755
6,280,000		Hyland Software, Inc., Term Loan - 2nd Lien, 7.000% (1-month USLIBOR +6.250%), 7/7/2025	6,374,200
2,952,531		Informatica Corp., Term Loan - 1st Lien, Series B, 3.334% (1-month USLIBOR +3.250%), 2/25/2027	2,946,626
2,750,000		Informatica LLC, Term Loan - 2nd Lien, 7.125%, 2/25/2025	2,794,688
3,647,618		Inovalon Holdings, Inc., Term Loan - 1st Lien, Series B1, 2.875% (1-month USLIBOR +2.750%), 4/2/2025	3,648,274
3,480,006		Ivanti Software, Inc., Term Loan - 1st Lien, Series B, 4.750% (3-month USLIBOR +4.000%), 12/1/2027	3,490,011
7,960,000		Ivanti Software, Inc., Term Loan - 1st Lien, Series B, 5.750% (3-month USLIBOR +4.750%), 12/1/2027	7,996,696
10,917,500		LogMeIn, Inc., Term Loan - 1st Lien, Series B, 4.833% (1-month USLIBOR +4.750%), 8/31/2027	10,925,197
223,307		Marcel Bidco LLC, Term Loan - 1st Lien, Series B, 4.750% (1-month USLIBOR +4.000%), 12/31/2027	223,307
12,909,962		Milano Acquisition Corp., Term Loan - 1st Lien, Series B, 4.750% (3-month USLIBOR +4.000%), 10/1/2027	12,958,375
4,950,000		Mitchell International, Term Loan - 1st Lien, 4.750% (1-month USLIBOR +4.250%), 12/1/2024	4,959,281
6,898,670		MLN US Holdco LLC, Term Loan - 1st Lien, 4.583% (1-month USLIBOR +4.500%), 11/30/2025	6,293,208
1,000,000		MLN US Holdco LLC, Term Loan - 2nd Lien, 8.833% (1-month USLIBOR +8.750%), 11/30/2026	652,500
2,930,050		NCR Corp., Term Loan, 2.630% (3-month USLIBOR +2.500%), 8/28/2026	2,908,075
6,376,555		NeuStar, Inc., Term Loan - 1st Lien, Series B4, 4.500% (1-month USLIBOR +3.500%), 8/8/2024	6,384,812
2,957,424		Nexus Buyer LLC, Term Loan - 1st Lien, Series B, 3.836% (1-month USLIBOR +3.750%), 11/8/2026	2,961,639
2,310,152		Optiv Security, Inc., Term Loan - 1st Lien, 4.250% (3-month USLIBOR +3.250%), 2/1/2024	2,284,890
2,000,000		Optiv Security, Inc., Term Loan - 2nd Lien, 8.250% (3-month USLIBOR +7.250%), 2/1/2025	2,005,000
7,940,000		Planview Parent, Inc., Term Loan - 1st Lien, 4.750% (3-month USLIBOR +4.000%), 12/18/2027	7,974,777
2,932,838		Project Alpha Intermediate Holding, Inc., Term Loan - 1st Lien, Series B, 4.090% (1-month USLIBOR +4.000%), 4/26/2024	2,935,198

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—continued
$ 2,493,750		Project Boost Purchaser, LLC, Term Loan - 1st Lien, 4.000% (3-month USLIBOR +3.500%), 5/30/2026	$2,497,528
5,145,614		Project Boost Purchaser, LLC, Term Loan - 1st Lien, Series B, 3.584% (1-month USLIBOR +3.500%), 5/30/2026	5,127,527
5,870,712		Project Leopard Holdings, Inc., Term Loan - 1st Lien, 5.750% (3-month USLIBOR +4.750%), 7/7/2024	5,904,352
5,000,000		Project Sky Merger Sub, Inc., Term Loan - 1st Lien, 4.250% (1-month USLIBOR +3.750%), 8/10/2028	5,001,575
3,000,000		Project Sky Merger Sub, Inc., Term Loan - 1st Lien, 6.500% (1-month USLIBOR +6.000%), 8/10/2029	3,000,000
5,970,000		Rackspace Technology, Inc., Term Loan - 1st Lien, Series B, 3.500% (3-month USLIBOR +2.750%), 2/15/2028	5,933,374
4,886,351		RL Merger Subsidiary, Inc., Term Loan - 1st Lien, 3.335% (1-month USLIBOR +3.250%), 5/30/2025	4,852,758
3,500,000		RL Merger Subsidiary, Inc., Term Loan - 2nd Lien, 7.085% (1-month USLIBOR +7.000%), 5/29/2026	3,519,688
2,992,500		Rocket Software, Inc., Term Loan - 1st Lien, Series B, 4.750% (1-month USLIBOR +4.250%), 11/28/2025	2,985,647
2,940,000		S2P Acquisition Borrower, Inc., Term Loan - 1st Lien, 4.084% (1-month USLIBOR +4.000%), 8/14/2026	2,941,838
1,085,087		Science Applications International Corp., Term Loan - 1st Lien, Series B, 1.959% (1-month USLIBOR +1.875%), 3/13/2027	1,084,859
1,945,000		Severin Acquisition LLC, Term Loan - 1st Lien, Series B, 3.337% (1-month USLIBOR +3.250%), 8/1/2025	1,938,319
1,488,750		Sophia LP, Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.750%), 10/7/2027	1,496,037
1,000,000		Tempo Acquisition LLC, Term Loan - 1st Lien, Series B, 3.500% (1-month USLIBOR +3.000%), 8/31/2028	1,002,500
4,649,766		Tempo Acquisition LLC, Term Loan - 1st Lien, Series B, 3.750% (1-month USLIBOR +3.250%), 10/31/2026	4,664,785
7,439,354		Tibco Software, Inc., Term Loan - 1st Lien, Series B3, 3.840% (1-month USLIBOR +3.750%), 6/30/2026	7,406,844
5,000,000		Tibco Software, Inc., Term Loan - 2nd Lien, 7.340% (1-month USLIBOR +7.250%), 3/4/2028	5,063,750
5,446,344		Ultimate Software Group, Inc., Term Loan - 1st Lien, 4.000% (3-month USLIBOR +3.250%), 5/3/2026	5,464,262
2,435,152		Ultimate Software Group, Inc., Term Loan - 1st Lien, Series B, 3.834% (1-month USLIBOR +3.750%), 5/3/2026	2,442,664
1,000,000		Ultimate Software Group, Inc., Term Loan - 2nd Lien, 7.500% (3-month USLIBOR +6.750%), 5/3/2027	1,019,580
8,925,106		Veritas U.S., Inc., Term Loan - 1st Lien, Series B, 6.000% (3-month USLIBOR +5.000%), 9/1/2025	8,978,077
5,402,463		VS Buyer, LLC, Term Loan - 1st Lien, Series B, 3.084% (1-month USLIBOR +3.000%), 3/2/2027	5,405,839
2,977,500		Weld North Education LLC, Term Loan - 1st Lien, Series B, 4.250% (3-month USLIBOR +3.750%), 12/21/2027	2,984,482
		TOTAL	290,730,477
		Transportation Services—1.0%
1,000,000		Delta Air Lines, Inc., Term Loan - 1st Lien, Series B, 4.750% (3-month USLIBOR +3.750%), 10/20/2027	1,064,940
1,460,784		First Student Bidco, Inc., Term Loan - 1st Lien, Series B, 3.500% (2-month USLIBOR +3.000%), 7/21/2028	1,454,576
539,216		First Student Bidco, Inc., Term Loan - 1st Lien, Series C, 3.500% (3-month USLIBOR +3.000%), 7/21/2028	536,924
3,940,000		Genesee & Wyoming, Inc., Term Loan - 1st Lien, 2.132% (3-month USLIBOR +2.000%), 12/30/2026	3,920,300
2,955,169		Hercules Merger Sub LLC, Term Loan - 1st Lien, Series B, 2.334% (1-month USLIBOR +2.250%), 11/1/2026	2,943,821
6,965,000		United Airlines, Inc., Term Loan - 1st Lien, Series B, 4.500% (3-month USLIBOR +3.750%), 4/21/2028	7,028,730
		TOTAL	16,949,291
		Utility - Electric—0.5%
3,558,326		Calpine Construction Finance Co., Term Loan - 1st Lien, Series B, 2.084% (1-month USLIBOR +2.000%), 1/15/2025	3,522,387
3,955,038		Calpine Corp., Term Loan - 1st Lien, Series B5, 2.590% (1-month USLIBOR +2.500%), 12/16/2027	3,950,588
328,272		Vistra Operations Co., LLC, Term Loan - 1st Lien, Series B3, 1.834% (1-month USLIBOR +1.750%), 12/31/2025	326,153
1,343,538		Vistra Operations Co., LLC, Term Loan - 1st Lien, Series B3, 1.834% (6-month USLIBOR +1.750%), 12/31/2025	1,334,866
		TOTAL	9,133,994
		Wireless Communications—1.0%
7,000,000		Hunter US Bidco, Inc., Term Loan - 1st Lien, Series B, 4.750% (3-month USLIBOR +4.250%), 8/19/2028	7,039,375
3,920,635		Iridium Satellite LLC, Term Loan - 1st Lien, Series B2, 3.250% (1-month USLIBOR +2.500%), 11/4/2026	3,927,986
6,426,932		Titan Acquisition Co. New, Term Loan - 1st Lien, 4.131% (3-month USLIBOR +4.000%), 5/1/2026	6,426,964
		TOTAL	17,394,325
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $1,354,506,431)	1,365,606,324
		CORPORATE BONDS—14.4%
		Aerospace/Defense—0.3%
63,000		Howmet Aerospace, Inc., Sr. Unsecd. Note, 6.875%, 5/1/2025	73,790
3,000,000		TransDigm, Inc., Sec. Fac. Bond, 144A, 8.000%, 12/15/2025	3,202,500

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Aerospace/Defense—continued
$ 2,000,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	$2,065,820
	TOTAL	5,342,110
	Airlines—0.3%
2,975,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	3,131,187
2,425,000	Hawaiian Brand Intellect, Sec. Fac. Bond, 144A, 5.750%, 1/20/2026	2,540,188
	TOTAL	5,671,375
	Automotive—0.6%
4,675,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	4,680,844
2,000,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	2,025,000
4,000,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	4,155,340
	TOTAL	10,861,184
	Building Materials—0.5%
2,000,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	1,962,940
2,500,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	2,640,825
3,475,000	White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	3,594,019
	TOTAL	8,197,784
	Cable Satellite—0.2%
1,500,000	DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	1,567,500
1,000,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	1,054,500
	TOTAL	2,622,000
	Chemicals—0.7%
250,000	INEOS Quattro Finance 2, Sec. Fac. Bond, 144A, 3.375%, 1/15/2026	252,812
1,125,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	1,151,809
3,000,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	2,960,205
7,200,000	Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	7,254,108
	TOTAL	11,618,934
	Consumer Cyclical Services—0.5%
3,750,000	Allied Universal Holdings Co. LLC / Allied Universal Finance Corp., Sec. Fac. Bond, 144A, 4.625%, 6/1/2028	3,748,875
625,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	625,781
4,000,000	Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	3,825,000
	TOTAL	8,199,656
	Consumer Products—0.2%
4,000,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	3,985,000
	Diversified Manufacturing—0.2%
750,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	790,140
2,075,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	2,216,889
	TOTAL	3,007,029
	Finance Companies—0.3%
5,150,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	5,197,792
	Gaming—1.4%
1,200,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	1,263,714
1,925,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	2,028,964
2,000,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	2,110,000
16,000,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	16,697,600
2,000,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2028	2,160,000
	TOTAL	24,260,278
	Health Care—2.6%
3,675,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	3,849,562
5,000,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	5,308,625
2,875,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	2,975,625

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$ 3,400,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	$3,577,140
2,525,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	2,521,844
5,000,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	5,262,500
4,000,000	Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	4,000,000
4,025,000	MPH Acquisition Holdings LLC, Sr. Note, 144A, 5.500%, 9/1/2028	4,019,466
10,000,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	9,434,900
1,500,000	Tenet Healthcare Corp., 144A, 7.500%, 4/1/2025	1,593,750
1,000,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	1,051,760
	TOTAL	43,595,172
	Independent Energy—1.1%
3,750,000	Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	3,845,625
975,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 8.375%, 7/15/2026	1,105,631
2,000,000	EQT Corp., Sr. Unsecd. Note, 6.625%, 2/1/2025	2,291,600
650,000	Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	681,931
3,150,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	3,767,148
6,000,000	Range Resources Corp., Sr. Unsecd. Note, Series WI, 9.250%, 2/1/2026	6,547,800
	TOTAL	18,239,735
	Industrial - Other—0.3%
2,000,000	Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	2,002,530
2,475,000	Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	2,596,832
	TOTAL	4,599,362
	Insurance - P&C—0.5%
2,000,000	NFP Corp., Sec. Fac. Bond, 4.875%, 8/15/2028	2,036,500
6,000,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	6,134,460
	TOTAL	8,170,960
	Leisure—0.3%
4,000,000	Live Nation Entertainment, Inc., Sr. Secd. Note, 144A, 6.500%, 5/15/2027	4,405,000
	Media Entertainment—0.9%
6,000,000	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	6,147,270
4,653,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	4,821,671
3,000,000	iHeartCommunications, Inc., 6.375%, 5/1/2026	3,169,200
1,050,000	Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	1,087,800
875,000	Townsquare Media, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2026	919,021
	TOTAL	16,144,962
	Metals & Mining—0.3%
4,126,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 4.500%, 4/1/2026	4,089,897
1,725,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	1,809,180
	TOTAL	5,899,077
	Midstream—0.6%
4,000,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	4,137,200
3,375,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	3,696,334
2,275,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	2,496,699
575,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	616,920
	TOTAL	10,947,153
	Oil Field Services—0.1%
2,000,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	2,085,004
	Packaging—0.2%
3,000,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 4/30/2025	3,136,590
	Pharmaceuticals—1.0%
750,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	712,661

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—continued
$ 3,000,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	$2,798,310
5,708,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	5,833,005
4,000,000		Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 6/30/2028	2,867,120
2,875,000		Endo Luxembourg Financial Co. I SARL, 144A, 6.125%, 4/1/2029	2,878,896
525,000		Grifols Escrow Issuer SA, 144A, 4.750%, 10/15/2028	537,075
2,000,000		Par Pharmaceutical Cos., Inc., Sec. Fac. Bond, 144A, 7.500%, 4/1/2027	2,040,140
		TOTAL	17,667,207
		Retailers—0.3%
5,350,000		NMG Holding Co., Inc., 144A, 7.125%, 4/1/2026	5,684,375
		Technology—0.7%
3,000,000		Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025	3,205,800
2,800,000		Diebold Nixdorf, Inc., Sr. Secd. Note, 144A, 9.375%, 7/15/2025	3,067,764
1,000,000		Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	1,018,750
4,000,000		Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	3,965,520
		TOTAL	11,257,834
		Transportation Services—0.3%
4,700,000		Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	4,868,260
		TOTAL CORPORATE BONDS (IDENTIFIED COST $241,050,138)	245,663,833
	[1]	ASSET-BACKED SECURITIES—3.9%
		Finance Companies—3.9%
1,000,000		Anchorage Capital CLO LTD 2016-9A, Class DR2, 3.696% (3-month USLIBOR +3.600%), 7/15/2032	1,004,920
3,000,000		Anchorage Capital CLO LTD 2016-9A, Class ER2, 6.916% (3-month USLIBOR +6.820%), 7/15/2032	2,981,776
2,000,000		Anchorage Capital CLO, LTD. 2020-15A, Class DR, 3.534% (3-month USLIBOR +3.400%), 7/20/2034	1,986,895
2,000,000		Anchorage Capital CLO, LTD. 2020-15A, Class ER, 7.534% (3-month USLIBOR +7.400%), 7/20/2034	2,026,402
1,600,000		Ballyrock Ltd. 2020-14A, Class C, 3.734% (3-month USLIBOR +3.600%), 1/20/2034	1,614,713
2,000,000		Battalion CLO LTD 2020-18A, Class B, 2.426% (3-month USLIBOR +2.300%), 10/15/2032	2,001,690
2,500,000		Dryden Senior Loan Fund 2018-61A, Class DR, 3.234% (3-month USLIBOR +3.100%), 1/17/2032	2,500,485
2,250,000		Dryden Senior Loan Fund 2021-87A, Class D, 3.088% (3-month USLIBOR +2.950%), 5/20/2034	2,244,559
2,000,000		Dryden Senior Loan Fund 2021-87A, Class E, 6.288% (3-month USLIBOR +6.150%), 5/20/2034	1,997,660
1,500,000		Elmwood CLO X Ltd. 2021-3A, Class D, 2.990% (3-month USLIBOR +2.900%), 10/20/2034	1,506,234
3,000,000		Elmwood CLO X Ltd. 2021-3A, Class E, 5.940% (3-month USLIBOR +5.850%), 10/20/2034	3,015,708
500,000		Elmwood CLO XI Ltd. 2021-4A, Class D, 3.087% (3-month USLIBOR +2.950%), 10/20/2034	500,226
1,750,000		Elmwood CLO XI Ltd. 2021-4A, Class E, 6.137% (3-month USLIBOR +6.000%), 10/20/2034	1,750,789
750,000		GoldenTree Loan Management US 2020-7A, Class CR, 2.184% (3-month USLIBOR +2.050%), 4/20/2034	751,413
3,500,000		GoldenTree Loan Management US 2020-7A, Class DR, 3.284% (3-month USLIBOR +3.150%), 4/20/2034	3,509,740
1,000,000		Magnetite CLO Ltd 2020-28A, Class C, 2.475% (3-month USLIBOR +2.350%), 10/25/2031	1,001,747
700,000		Magnetite CLO Ltd 2020-28A, Class D, 3.625% (3-month USLIBOR +3.500%), 10/25/2031	702,851
1,000,000		Magnetite CLO Ltd 2021-31A, Class D, 0.010% (3-month USLIBOR +3.000%), 7/15/2034	1,006,735
3,000,000		Magnetite CLO Ltd 2021-31A, Class E, 6.146% (3-month USLIBOR +6.000%), 7/15/2034	2,938,979
1,250,000		Neuberger Berman CLO Ltd 2020-38A, Class B, 1.834% (3-month USLIBOR +1.700%), 10/20/2032	1,250,655
1,500,000		Neuberger Berman CLO Ltd 2020-38A, Class C, 2.484% (3-month USLIBOR +2.350%), 10/20/2032	1,501,782
1,250,000		Neuberger Berman CLO Ltd. 2020-39A, Class C, 2.384% (3-month USLIBOR +2.250%), 1/20/2032	1,252,209
1,000,000		Neuberger Berman CLO Ltd. 2020-39A, Class D, 3.734% (3-month USLIBOR +3.600%), 1/20/2032	1,005,392
1,000,000		OCP CLO Ltd 2020-18A, Class CR, 2.084% (3-month USLIBOR +1.950%), 7/20/2032	999,453
2,750,000		OCP CLO Ltd 2020-18A, Class DR, 3.334% (3-month USLIBOR +3.200%), 7/20/2032	2,758,977
2,750,000		OCP CLO Ltd. 2020-8RA, Class C, 3.884% (3-month USLIBOR +3.750%), 1/17/2032	2,768,701
2,500,000		OCP CLO Ltd., 2019-16A, Class DR, 3.269% (3-month USLIBOR +3.150%), 4/10/2033	2,507,132
2,000,000		Parallel Ltd 2020-1A, Class DR, 6.619% (3-month USLIBOR +6.500%), 7/20/2034	1,987,292
1,000,000		Parallel Ltd. 2020-1A, Class CR, 3.519% (3-month USLIBOR +3.400%), 7/20/2034	1,000,500

Principal Amount or Shares			Value
	[1]	ASSET-BACKED SECURITIES—continued
		Finance Companies—continued
$ 3,500,000		Parallel Ltd. 2021-1A, Class D, 3.582% (3-month USLIBOR +3.450%), 7/15/2034	$3,481,380
950,000		Parallel Ltd. 2021-1A, Class E, 6.602% (3-month USLIBOR +6.470%), 7/15/2034	957,745
1,250,000		Pikes Peak CLO 2021-7A, Class D, 3.529% (3-month USLIBOR +3.400%), 2/25/2034	1,258,507
1,000,000		Rockland Park CLO Ltd 2021-1A, Class C, 2.046% (3-month USLIBOR +1.900%), 4/20/2034	998,708
2,000,000		Rockland Park CLO Ltd 2021-1A, Class E, 6.396% (3-month USLIBOR +6.250%), 4/20/2034	2,011,342
3,250,000		Symphony Clo Ltd. 2016 - 18A, Class DR, 3.396% (3-month USLIBOR +3.250%), 7/23/2033	3,271,990
2,000,000		Symphony Clo Ltd. 2016 - 18A, Class ER, 7.216% (3-month USLIBOR +7.070%), 7/23/2033	2,024,144
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $65,931,000)	66,079,431
		COMMON STOCKS—0.1%
		Consumer Cyclical Services—0.0%
46,202	[3]	Constellis Holdings LLC	96,262
		Midstream—0.1%
31,464	[3]	Summit Midstream Partners LP	1,118,545
		TOTAL COMMON STOCKS (IDENTIFIED COST $674,294)	1,214,807
		WARRANT—0.0%
		Health Care—0.0%
148	[3,4]	Carestream Health, Inc., Warrants, 2/9/2026 (IDENTIFIED COST $0)	2
		EXCHANGE-TRADED FUND—1.0%
350,000		SPDR Blackstone Senior Loan ET (IDENTIFIED COST $15,504,500)	16,107,000
		INVESTMENT COMPANY—3.0%
51,479,528		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[5] (IDENTIFIED COST $51,472,781)	51,494,972
		TOTAL INVESTMENT IN SECURITIES—102.7% (IDENTIFIED COST $1,729,139,144)	1,746,166,369
		OTHER ASSETS AND LIABILITIES - NET—(2.7)%[6]	(45,094,722)
		TOTAL NET ASSETS—100%	$1,701,071,647
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2021, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 6/30/2021	$103,423,369
Purchases at Cost	$254,118,518
Proceeds from Sales	$(306,039,917)
Change in Unrealized Appreciation/Depreciation	$(14,080)
Net Realized Gain/(Loss)	$7,082
Value as of 9/30/2021	$51,494,972
Shares Held as of 9/30/2021	51,479,528
Dividend Income	$1,956

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Issuer in default.
3	Non-income-producing security.
4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$1,365,606,324	$—	$1,365,606,324
Corporate Bonds	—	245,663,833	—	245,663,833
Asset-Backed Securities	—	66,079,431	—	66,079,431
Warrant	—	—	2	2
Exchange-Traded Fund	16,107,000	—	—	16,107,000
Equity Securities:
Common Stocks
Domestic	1,214,807	—	—	1,214,807
Investment Company	51,494,972	—	—	51,494,972
TOTAL SECURITIES	$68,816,779	$1,677,349,588	$2	$1,746,166,369

The following acronym(s) are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
SPDR	—Standard & Poor’s Depositary Receipt